UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund:   BlackRock New York Municipal Income Trust (BNY)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

             Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2017 (Unaudited)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 130.6%

Corporate — 4.2%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$280	$300,160
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	650	733,928
5.00%, 07/01/28	795	856,509
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 09/01/32	550	573,540
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 03/01/24	1,000	1,193,030
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	2,405	3,073,205
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(a)	1,500	1,501,005

		8,231,377
County/City/Special District/School District — 25.9%
City of New York New York, GO, Refunding, Series E:
5.50%, 8/01/25	1,115	1,351,469
5.00%, 8/01/30	1,000	1,150,320
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	750	771,480
Series A-1, 5.00%, 8/01/35	1,000	1,116,970
Series D, 5.38%, 6/01/32	25	25,094
Series G-1, 6.25%, 12/15/31	15	15,874
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	690	799,807
Sub-Series G-1, 6.25%, 12/15/18(b)	485	512,985
Sub-Series G-1, 5.00%, 4/01/28	630	716,310
Sub-Series G-1, 5.00%, 4/01/29(c)	750	849,683
Sub-Series I-1, 5.38%, 4/01/36	530	561,307
Refunding Series I, 5.00%, 8/01/30	1,000	1,141,030

Municipal Bonds	Par (000)	Value
County/City/Special District/School District (continued)
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(d)	$2,000	$425,580
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	2,500	2,875,850
5.00%, 11/15/45	3,700	4,233,429
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42(d)	1,960	771,319
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45(d)	1,500	521,955
(AMBAC), 5.00%, 1/01/39	3,000	3,055,860
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	158,618
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	175	177,800
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	350	350,546
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	500	508,585
County of Erie New York Fiscal Stability Authority, RB, Sales Tax and State Aid Secured Refunding Bonds, Series D:
5.00%, 9/01/35	115	138,470
5.00%, 9/01/36	105	126,026
5.00%, 9/01/37	115	137,589
5.00%, 9/01/38	180	214,843
5.00%, 9/01/39	140	166,834
County of Nassau New York, GO:
Series A, 5.00%, 1/15/31	1,000	1,177,350
Refunding Series B, 5.00%, 4/01/32	835	980,040
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 2/15/21(b)	120	137,330
5.75%, 2/15/47	80	91,137

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., Refunding RB, 2nd Indenture Fiscal 2017,Series A:
5.00%, 2/15/42	$2,495	$2,912,114
5.00%, 2/15/45	1,225	1,419,003
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	2,000	2,178,060
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,290,168
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	480	534,110
4 World Trade Center Project, 5.00%, 11/15/31	860	970,243
4 World Trade Center Project, 5.00%, 11/15/44	7,655	8,441,015
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,935	2,065,980
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,420	1,574,113
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	2,070	2,238,291
World Trade Center Project, 5.75%, 11/15/51	1,340	1,545,154

		50,429,741
Education — 29.4%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	1,100	1,206,887
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	283,643
Manhattan College Project, 5.00%, 8/01/35	525	608,338
New York Law School Project, 5.00%, 7/01/41	400	446,480

Municipal Bonds	Par (000)	Value
Education (continued)
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 01/01/39	$750	$782,655
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	225	259,472
Carnegie Hall, Series A, 4.75%, 12/01/39	2,000	2,122,880
Museum of Modern Art, Series 1A, 5.00%, 10/01/18(b)	1,000	1,035,820
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	3,135	3,416,774
Series B, 4.00%, 8/01/35	470	491,836
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 06/01/19(b)	625	672,744
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	245	262,919
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/34	170	188,063
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 08/01/36	2,155	1,733,590
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 7/01/42	395	460,112
4.00%, 7/01/46	745	779,024
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(b)	1,900	2,150,705
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project:
Series A, 5.00%, 7/01/38	320	368,013
Series B, 3.63%, 7/01/36	135	140,188

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Education (continued)
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(b)	$1,165	$1,259,470
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	394,034
5.00%, 7/01/42	220	237,912
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 09/01/41	750	843,165
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(b)	700	781,578
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	500	576,205
State of New York Dormitory Authority, RB:
5.00%, 3/15/30	1,000	1,219,070
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	155	175,412
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	750	850,357
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	210	238,682
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19(b)	2,000	2,129,940
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	1,440	1,953,821
New York University, Series B, 5.00%, 7/01/37	1,250	1,434,175
Series B, 5.75%, 3/15/19(b)	600	637,896
State University Dormitory Facilities, Series A, 5.00%, 7/01/19(b)	750	797,827
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	2,000	2,218,380
Teachers College, Series B, 5.00%, 7/01/42	1,225	1,368,717
Touro College & University System, Series A, 5.25%, 1/01/34	800	871,936

Municipal Bonds	Par (000)	Value
Education (continued)
Touro College & University System, Series A, 5.50%, 1/01/39	$2,000	$2,199,640
University of Rochester, Series A, 5.13%, 7/01/19(b)	740	788,078
University of Rochester, Series A, 5.75%, 7/01/19(b)	565	607,505
University of Rochester, Series A, 5.13%, 7/01/39	110	116,827
University of Rochester, Series A, 5.75%, 7/01/39	85	90,796
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	2,000	2,298,260
Barnard College, Series A, 5.00%, 7/01/33	530	618,256
Brooklyn Law School, 5.75%, 7/01/33	475	504,640
Cornell University, Series A, 5.00%, 7/01/40	800	875,912
Culinary Institute of America, 5.00%, 7/01/42	300	321,597
Fordham University, 5.00%, 7/01/44	850	969,586
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,380	1,562,615
New York University, Series A, 5.00%, 7/01/37	1,790	2,053,739
Rochester Institute of Technology, 5.00%, 7/01/42	1,790	1,990,784
Skidmore College, Series A, 5.00%, 7/01/28	75	84,494
Skidmore College, Series A, 5.25%, 7/01/29	85	96,548
St. John’s University, Series A, 5.00%, 7/01/37	835	956,543
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,355	2,786,389
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	445	522,848
State University Dormitory Facilities, Series A, 5.00%, 7/01/46	810	939,106

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Teachers College, 5.50%, 3/01/19(b)	$450	$476,136
St. John’s Univerisity, Series A, 5.00%, 7/01/34	250	288,435
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/35	415	482,496
Hofstra University Project, 5.00%, 7/01/47	120	137,399

		57,167,349
Health — 12.8%
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B:
3.00%, 7/01/36	390	355,384
4.00%, 7/01/41	2,120	2,195,451
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 07/01/40	300	332,502
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	465	465,544
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	203,508
5.00%, 12/01/46	320	356,842
Series A, 5.00%, 12/01/32	240	264,782
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,650	1,847,274
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 5.00%, 07/01/42	2,800	2,992,836

Municipal Bonds	Par (000)	Value
Health (continued)
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	$230	$256,266
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,130	3,397,302
Series B, 6.00%, 11/01/20(b)	435	495,321
Series B, 6.00%, 11/01/30	65	71,927
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
5.00%, 1/01/28	675	743,519
5.00%, 1/01/34	1,250	1,349,463
State of New York Dormitory Authority, RB:
New York State Association for Retarded Children, Inc., Series A, 6. 00%, 7/01/19(b)	500	539,670
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/19(b)	200	215,868
New York University Hospitals Center, Series A, 6.00%, 7/01/20(b)	500	562,025
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	500	526,840
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	302,847
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,385	1,517,309
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/21(b)	1,000	1,123,180
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/21(b)	1,750	1,965,565
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/43	1,430	1,605,704

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Health (continued)
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	$1,100	$1,157,024

		24,843,953
Housing — 2.7%
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	1,140	1,278,328
5.00%, 7/01/33	500	559,450
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	925	960,242
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	355	396,496
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	495	512,231
M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,480	1,487,785

		5,194,532
State — 13.5%
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, 5.00%, 02/01/32	5,000	5,816,000
City of New York New York Transitional Finance Authority, Refunding RB, Fiscal 2018:
Series S-1, 5.00%, 7/15/35	505	596,920
Series S-2, 5.00%, 7/15/35	505	596,920
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,500	2,793,050

Municipal Bonds	Par (000)	Value
State (continued)
Sub-Series F-1, 5.00%, 5/01/38	$1,425	$1,671,867
Sub-Series F-1, 5.00%, 5/01/39	1,775	2,077,691
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 2/15/42	1,500	1,733,895
General Purpose, Series B, 5.00%, 3/15/42	4,380	4,932,931
General Purpose, Series C, 5.00%, 3/15/34	2,185	2,436,843
Sales Tax, Series A, 5.00%, 3/15/42	875	1,022,437
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/18(b)	395	409,149
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 3/15/30	885	1,026,361
5.00%, 3/15/32	1,000	1,156,400

		26,270,464
Tobacco — 3.2%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,000	1,034,750
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 6/01/51	1,500	1,385,325
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 6/01/51	1,470	1,516,511
Tobacco Settlement Pass-Through, Series B, 5.00%, 6/01/45	130	136,656
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	150	150,751

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tobacco (continued)
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	$250	$281,735
5.25%, 5/15/40	110	123,273
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 6/01/42	745	751,481
5.13%, 6/01/51	870	861,013

		6,241,495
Transportation — 30.7%
Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System, 5.00%, 01/01/42	535	616,909
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/33	540	637,632
Series C, 6.50%, 11/15/28	195	206,131
Series D, 5.25%, 11/15/41	1,000	1,132,470
Series E, 5.00%, 11/15/38	4,000	4,590,800
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	750	818,655
Green Bonds, Series A-1, 5.25%, 11/15/56	750	870,727
Green Bonds, Series B-1, 5.00%, 11/15/34	735	882,029
Series D, 5.25%, 11/15/30	910	1,084,784
Series F, 5.00%, 11/15/30	2,000	2,299,520
Series F, 5.00%, 11/15/35	500	586,515
Transportation, Series D, 5.00%, 11/15/34	800	881,792
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	2,695	3,025,326
5.00%, 11/15/51	230	251,758
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 7/01/46	3,115	3,405,941
5.25%, 1/01/50	4,810	5,331,837

Municipal Bonds	Par (000)	Value
Transportation (continued)
(AGM), 4.00%, 7/01/41	$800	$823,080
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	$2,305	$2,459,527
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC, Special Project, AMT (NPFGC):
Series 6, 5.75%, 12/01/22	6,000	6,275,820
Series 8, 6.00%, 12/01/42	1,000	1,108,620
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	750	853,328
179th Series, 5.00%, 12/01/38	575	662,262
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	640	656,608
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	500	560,210
Consolidated, 195th Series, AMT, 5.00%, 4/01/36	750	865,275
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 01/01/56	2,185	2,529,990
State of New York Thruway Authority, Refunding RB, General:
2nd Highway & Bridge Trust, Series A, 5.00%, 4/01/32	2,500	2,860,800
Series I, 5.00%, 1/01/27	1,000	1,137,710
Series I, 5.00%, 1/01/37	1,760	1,984,171
Series I, 5.00%, 1/01/42	280	314,703
Series J, 5.00%, 1/01/41	2,000	2,233,040
Series K, 5.00%, 1/01/32	2,575	3,002,115
Triborough Bridge & Tunnel Authority, RB:
Series A, 5.00%, 11/15/42	1,000	1,182,080
Series B, 5.00%, 11/15/40	350	409,178
Series B, 5.00%, 11/15/45	310	357,325
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32(d)	845	528,936
General, CAB, Series B, 0.00%, 11/15/32(d)	1,700	1,070,456
General, Series A, 5.25%, 11/15/45	590	688,459

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Transportation (continued)
General, Series A, 5.00%, 11/15/50	$500	$568,805

		59,755,324
Utilities — 8.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,095,780
Fiscal 2015, Series HH, 5.00%, 6/15/39	1,000	1,173,200
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	500	552,565
Series C (CIFG), 5.25%, 9/01/29	2,000	2,459,960
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.75%, 4/01/39	4,000	4,225,880
Series B, 5.00%, 9/01/41	200	230,820
Series B, 5.00%, 9/01/46	895	1,023,961
State of New York Environmental Facilities Corp., RB, Green Bond, Series C(e):
5.00%, 8/15/35	730	886,548
5.00%, 8/15/36	525	635,056
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	350	392,994
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	1,000	1,023,190

Municipal Bonds	Par (000)	Value
Utilities (continued)
Series E, 5.00%, 12/15/41(c)	$2,000	$2,317,700

		16,017,654

Total Municipal Bonds in New York		254,151,889

Puerto Rico — 1.5%

Housing — 0.4%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	660	691,165
Tobacco — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	2,220	2,175,068

Total Municipal Bonds in Puerto Rico		2,866,233

Total Municipal Bonds— 132.1%		257,018,122

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

New York — 29.9%

County/City/Special District/School District — 10.1%
City of New York New York, GO:
Sub-Series G-1, 5.00%, 4/01/29	4,370	4,946,425
Fiscal 2014, Sub-Series I-1, 5.00%, 3/01/36	1,500	1,722,330
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 02/15/47(f)	1,250	1,420,283
New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	1,200	1,414,302
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,321,740

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts(c)	Par (000)	Value
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	$2,610	$2,942,462

		19,767,542
Education — 2.1%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	3,527	4,048,940

State — 2.7%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	660	691,490
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	925,658
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	750	896,105
4.00%, 10/15/32	1,000	1,115,175
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 03/15/41	1,500	1,658,550

		5,286,978
Transportation — 3.3%
Port Authority of New York & New Jersey, RB, Consolidated, Series106th, 5.00%, 10/15/26	1,500	1,685,528
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,455	1,684,720
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,180	1,336,037

Municipal Bonds Transferred to Tender Option Bond Trusts(c)	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	$1,500	$1,742,587

		6,448,872
Utilities — 11.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	5,310	5,950,262
Series FF-2, 5.50%, 6/15/40	810	865,239
City of New York New York Water & Sewer System, RB, Fiscal 2009, Series A:
5.75%, 6/15/18(b)	276	283,899
5.75%, 6/15/40	923	949,372
City of New York New York Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 06/15/44	3,511	3,956,976
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	6,868	7,945,876
Restructuring, 5.00%, 12/15/36	1,997	2,397,487
Restructuring, Series B, 4.00%, 12/15/35	370	401,750

		22,750,861

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.9%		58,303,193
Total Long-Term Investments (Cost — $294,985,006) — 162.0%		315,321,315
Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74%(g)(h)	4,013,630	4,014,834

Total Short-Term Securities (Cost — $4,014,834) — 2.1%		4,014,834

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $298,999,840) — 164.1%	319,336,149
Other Assets Less Liabilities — 1.0%	1,880,854
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.5)%	(32,106,125)
VMTP Shares, at Liquidation Value — (48.6)%	(94,500,000)

Net Assets Applicable to Common Shares — 100.0%	$194,610,878

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which is expire on February 15, 2019 is $661,933.
(g)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(h)	Annualized 7-day yield as of period end.

Affiliated	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,541,341	1,472,289	4,013,630	$4,014,834	$3,125	$95	$(239)

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(50)	December 2017	$5,859	$54,003
10-Year U.S. Treasury Note	(45)	December 2017	5,622	81,446
Long U.S. Treasury Bond	(34)	December 2017	5,184	91,228
Ultra Long U.S. Treasury Bond	(13)	December 2017	2,142	43,430

Total				$270,107

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (continued) October 31, 2017	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•    Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•    Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•    Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation.

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$315,321,315	$—	$315,321,315
Short-Term Securities	4,014,834	—	—	4,014,834

Total	$4,014,834	$315,321,315	$—	$319,336,149

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$270,107	$—	$—	$270,107

Total	$270,107	$—	$—	$270,107

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(32,047,199)	$—	$(32,047,199)
VMTP Shares at Liquidation Value	—	(94,500,000)	—	(94,500,000)

Total	$—	$(126,547,199)	$—	$(126,547,199)

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

  Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

  Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

  Date: December 21, 2017